Share-Based Compensation	6 Months Ended
Jun. 30, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Compensation
19.
Share-based Compensation

2019 Stock Incentive Plan

The Group adopted the 2019 Stock Incentive Plan (“2019 Plan”) and obtained Board’s approval on November 1, 2019, under which the Group may grant various awards such as options, restricted shares or restricted share units to employees, directors, and consultants for services rendered.

2021 Stock Incentive Plan

The Group adopted the 2021 Stock Incentive Plan (“2021 Plan”) effective on the day of effectiveness of the Company’s IPO. Awards granted under the 2021 Plan may be either stock options, stock appreciation rights (“SARs”), restricted stock units (“RSUs”), restricted stock awards (“RSA”) or dividend equivalent right (“DER”).

Through December 31, 2022, the Company granted a total of 4,492,547 options under the 2021 Plan. During the six months ended June 30, 2023, the Company granted an additional 1,682,787 options from the 2021 Plan. As of June 30, 2023, the Group has 5,276,549 ordinary shares under the 2021 Plan for future stock option grants.

2021 Employee Share Purchase Plan

The Group adopted the 2021 ESPP and began implementation in May 2022. A total of 600,000 ordinary shares were initially reserved for issuance under the 2021 ESPP.

The first offering was made under the 2021 ESPP starting May 1, 2022 for the Section 423 component of the plan with the following key provisions: each offering period covers a 24-month period with each offering period providing four purchase periods, with implementation of consecutive overlapping offering periods, limitation on the number of shares, reset and look-back provisions, and other restrictions. As of June 30, 2023, 55,780 total shares have been issued under the 2021 ESPP.

Additional Shares Subject to 2021 Plan and 2021 ESPP

During 2023, an additional 1,376,000 shares and nil shares were made available in accordance with the evergreen provisions of the Company’s 2021 Plan and 2021 ESPP, respectively.

The activities of the options outstanding for the six months ended June 30, 2023 were as follows:

	Number of Options	Weighted Average Exercise Price Per Share Option
Options outstanding as of December 31, 2022	5,103,627
Granted during the six months ended June 30, 2023	1,682,787	USD 1.25
Forfeited during the six months ended June 30, 2023 (i)	(240,602)	USD 5.73
Options outstanding as of June 30, 2023	6,545,812
Options exercisable as of June 30, 2023	2,585,995

The weighted average remaining contractual life of options outstanding as of December 31, 2022 and June 30, 2023 were 8.7 and 8.6 years, respectively.

(i)
The options were forfeited when the employment terminated.

19.
Share-based Compensation (continued)

Fair value of options granted and ESPP compensation

Based on the fair value of underlying ordinary shares, using public market pricing, the Group used the Binomial option-pricing model to determine the fair value of options as of the grant date. Separately, the Group used the Black-Scholes option-pricing model to determine the fair value of ESPP compensation expense calculation as of the grant date. The amounts withheld from employees’ paychecks totaled RMB 0.1 million (USD 0.02 million), which is recorded in Other payables and accruals within Current liabilities. Key assumptions for the options granted for the periods and ESPP compensation are set forth below:

	Stock Incentive Plan		ESPP
	June 30,	June 30,	June 30,	June 30,
	2022	2023	2022	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Weighted average exercise price during the period	USD 3.57	USD 1.25	(i)	(i)
Grant date share price	USD 0.75~USD 4.91	USD 0.99~USD 1.29	USD 1.86	USD 1.05
Risk-free interest rate	1.9%~3.1%	3.6%~4.2%	1.5%~2.7%	4.14%~5.14%
Expected volatility	61.4%~61.8%	59.6%~60.0%	51.1%~55.4%	46.96%~60.20%
Expected life	10 years	10 years	0.5~2.0 years	0.5~2.0 years
Expected early exercise multiple	2.2~2.8	2.2-2.8	N/A	N/A
Dividend yield	Nil	Nil	Nil	Nil
Forfeiture rate	*3.0%-9.6%	*8.5%-12.3%	3.0%	3.0%
Weighted average fair value of options granted during the period	USD 2.06	USD 0.72	USD 0.71	USD 0.40

*Forfeiture rates for executives and directors, and all other employees in six months ended June 30, 2022, were 3.0% and 9.6%, respectively. Forfeiture rates for executives and directors, and all other employees in the six months ended June 30, 2023, were 8.5%~12.3% and 11.7%, respectively.

(i)
No shares were issued under the ESPP for the six months ended June 30, 2022. Discounted ESPP price for issued shares during the six months ended June 30, 2023 was USD 0.73.

The Company adopted the average volatility of comparable companies as a proxy of the expected volatility of the underlying shares. The volatility of each comparable company was based on the historical daily stock prices for a period with length commensurate to the remaining maturity life of the share options and ESPP shares, respectively.

Share-based compensation expenses included in the interim condensed consolidated statements of loss for the six months ended June 30, 2022 and 2023 were as follows:

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Research and development expenses (Note 6)	12,778	7,639
Administrative expenses (Note 6)	15,116	8,427
	27,894	16,066